SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 12 — SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Balance sheets:

a. Accounts receivable:

The changes in “Allowance for doubtful accounts” during the years ended December 31, 2015 and 2014 are as follows:

	Year ended December 31,
	2015	2014
	($ in thousands)
Balance at beginning of period	$337	$405
Additions during the period	72	35
Deductions during the period	(49)	(57)
Exchange rate differences	(14)	(46)
Balance at end of period	$346	$337

b. Inventories:

	December 31,
	2015	2014
	($ in thousands)
Finished goods	$301	$1,273
Work in process	307	326
Raw materials and supplies	145	325
	$753	$1,924

For the years ended December 31, 2015 and 2014, the Company recorded expenses for slow moving inventory in the amounts of $588,000 and $129,000, respectively.

c. Voluntary Field Corrective Action

On April 30, 2014, the Company initiated a voluntary field corrective action (“VFA”) of its MGuard Prime EPS to address the issue of stent retention following reports of MGuard Prime stent dislodgements. On June 18, 2014, the Company received approval from the European regulatory agency to resume the manufacturing of the MGuard Prime stent with a modified stent securement process. The Company also received approval to modify and re-deploy existing MGuard Prime stents that were sent to the Company by clinical and commercial sites worldwide. These products have been modified and shipped to direct hospital customers and the majority of its distributor partners, who have begun shipping modified product back into hospital accounts. The Company began shipping products to new customers in the Company’s direct markets in Western Europe in October 2014. The VFA had an adverse impact on both the commercial and clinical activities relating to the MGuard Prime EPS from the date of initiation through December 31, 2014.

The expenses associated with the modifications that were performed as a result of the VFA are approximately $377,000. These expenses were recorded in “Cost of revenues” through the end of 2015.

In addition, as a result of the VFA, the Company suspended enrollment in the MASTER II trial, which had been previously launched to support its investigational device exemption application for MGuard Prime EPS with the U.S. Food and Drug Administration (“FDA”), pending a review by the FDA of the manufacturing improvements to the MGuard Prime EPS. The FDA approved the re-commencement of the MASTER II trial in October 2014.

Notwithstanding FDA approval to re-commence enrollment of the Master II trial, in light of current market conditions moving toward the use of drug-eluting stents (DES) over bare-metal stents, the Company elected not to resume enrollment in the MASTER II trial. As a result of this change, the MASTER II trial will no longer be an FDA registration trial.

d. Accounts payable and accruals-other:

	December 31,
	2015	2014
	($ in thousands)
Employees and employee institutions	$412	$1,022
Accrued vacation and recreation pay	377	410
Accrued clinical trials expenses	582	1,016
Provision for sales commissions	80	120
Accrued expenses	552	993
Taxes payable	3	15
	$2,006	$3,576